UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.98%
Administrative and Support Services - 5.72%
PayPal Holdings, Inc. (a)	10,000	$980,700
TransUnion	8,000	516,480
		1,497,180
Broadcasting (except Internet) - 2.59%
The Walt Disney Co.	6,000	677,040
Chemical Manufacturing - 7.90%
Ecolab, Inc.	4,000	675,640
Johnson & Johnson	4,000	546,560
Merck & Co., Inc.	4,000	325,160
Zoetis, Inc. - Class A	5,500	518,265
		2,065,625
Clothing and Clothing Accessories Stores - 2.65%
The TJX Cos., Inc.	13,500	692,415
Computer and Electronic Product Manufacturing - 14.71%
Alphabet, Inc. - Class A (a)	600	675,930
Alphabet, Inc. - Class C (a)	551	617,076
Apple, Inc.	5,000	865,750
Danaher Corp.	5,500	698,610
Intel Corp.	4,000	211,840
Thermo Fisher Scientific, Inc.	3,000	778,710
		3,847,916
Couriers and Messengers - 1.26%
United Parcel Service, Inc. - Class B	3,000	330,600
Credit Intermediation and Related Activities - 4.40%
First Republic Bank	5,000	524,900
JPMorgan Chase & Co.	6,000	626,160
		1,151,060
Data Processing, Hosting and Related Services - 9.43%
Fidelity National Information Services, Inc.	6,000	648,900
Verisk Analytics, Inc. - Class A	5,000	632,150
Visa, Inc. - Class A	8,000	1,184,960
		2,466,010
Food Services and Drinking Places - 6.99%
Dunkin' Brands Group, Inc.	9,000	643,050
McDonald's Corp.	3,000	551,520
Starbucks Corp.	9,000	632,340
		1,826,910
General Merchandise Stores - 2.51%
Costco Wholesale Corp.	3,000	656,220
Insurance Carriers and Related Activities - 2.69%
Berkshire Hathaway, Inc. - Class B (a)	3,500	704,550
Machinery Manufacturing - 0.72%
JBT Corp.	2,000	187,400
Merchant Wholesalers, Durable Goods - 1.59%
3M Co.	2,000	414,780
Miscellaneous Manufacturing - 3.81%
ICU Medical, Inc. (a)	1,750	430,080
Stryker Corp.	3,000	565,530
		995,610
Nonstore Retailers - 4.39%
Amazon, Inc. (a)	700	1,147,881
Oil and Gas Extraction - 1.98%
EOG Resources, Inc.	5,500	517,000
Other Information Services - 2.98%
Alibaba Group Holding Ltd. - ADR (a)	2,500	457,575
Facebook, Inc. - Class A (a)	2,000	322,900
		780,475
Professional, Scientific, and Technical Services - 8.67%
Accenture PLC - Class A (b)	3,500	564,830
Cognizant Technology Solutions Corp. - Class A	7,000	496,860
Tetra Tech, Inc.	12,000	720,240
Waters Corp. (a)	2,000	484,440
		2,266,370
Publishing Industries (except Internet) - 5.96%
Blackbaud, Inc.	3,500	270,340
Microsoft Corp.	11,500	1,288,345
		1,558,685
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.03%
BlackRock, Inc.	1,200	531,864
TOTAL COMMON STOCKS (Cost $12,563,687)		24,315,591

SHORT-TERM INVESTMENTS - 7.10%
Money Market Funds - 7.10%
Fidelity Institutional Government Portfolio - Class I, 2.280~~%~~ (c)	1,283,643	1,283,643
First American Government Obligations Fund - Class Z, 2.280% (c)	574,310	574,310
TOTAL SHORT-TERM INVESTMENTS (Cost $1,857,953)		1,857,953

Total Investments (Cost $14,421,640) - 100.08%		26,173,544
Liabilities in Excess of Other Assets - (0.08)%		(22,068)
TOTAL NET ASSETS - 100.00%		$26,151,476

ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2019.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and to maximize after-tax returns. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds. On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st. Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), serves as the investment adviser to the Fund. Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent bid and asked prices on such day or (ii) the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information  provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day. such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$24,315,591	$-	$-	$24,315,591
Short-Term Investments	1,857,953	-	-	1,857,953
Total Investments in Securities	$26,173,544	$-	$-	$26,173,544

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date   April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
    John Buckel, President

Date   April 17, 2019

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    April 17, 2019

* Print the name and title of each signing officer under his or her signature.